Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

Related party transactions included within the condensed consolidated statements of operations are as follows, as discussed in detail below:

	Three Months Ended March 31,
	2025	2024
Research and development	$2,464,640	$7,813
General and administrative	$265,942	$12,608
Interest income	$59,178	$—
Interest expense	$50,785	$—

Research and development arrangements with related parties

In February 2025, the Company entered into two licensing agreements with Viriom, Inc. (“Viriom”), whereby Viriom acquired exclusive rights in the Russian Federation to the BCL-2 inhibitor (the “BCL-2 Licensed Molecule”) for the treatment of chronic lymphoblastic leukemia and acute myeloid leukemia (“BCL-2 Indications”) as monotherapy or as co-administered in combination with small molecule drugs or biological drugs (the “BCL-2 Viriom License Agreement”). Further, Viriom acquired exclusive rights in the Russian Federation to the FLT-3 inhibitor (the “FLT-3 Licensed Molecule”) for the treatment of acute myeloid leukemia (“FLT-3 Indication”) as monotherapy or as co-administered in combination with small molecule drugs or biological drugs) (the “FLT-3 Viriom License Agreement”). Under the terms of each agreement, the Company has granted Viriom an exclusive license, with the right to grant and authorize sublicenses, under the Company’s patents and know-how to develop, test, make and use each Licensed Molecule to develop, test, make, have made, use, sell, offer for sale, import and otherwise exploit the product as it relates to the BCL-2 Indications and FLT-3 Indications during the term of the BCL-2 Viriom License Agreement and FLT-3 Viriom License Agreement. As consideration for the BCL-2 Viriom License Agreement and FLT-3 Viriom License Agreement, Viriom has agreed to pay the Company a percentage of net sales of certain products during certain royalty periods. No payments were made, and no income or expenses were recognized under the BCL-2 Viriom License Agreement or the FLT-3 Viriom License Agreement for the three months ended March 31, 2025.

Entry into each of the License Agreements constitutes related party transactions as each of Nikolay Savchuk and Iain Dukes are interested parties given their respective relationships with Viriom. Nikolay Savchuk, an officer and director of the Company, is a director of Viriom, and indirectly holds a majority of shares of Viriom’ s common stock. Iain Dukes, an officer and director of the Company, serves as a director of Viriom.

In January 2023, Legacy Lomond entered into a master services agreement with Eilean Therapeutics AU Pty Ltd (“Eilean AU”), a CRO and a subsidiary of its Former Parent, pursuant to which Eilean AU provides clinical trial-related service and data and research services. During the three months ended March 31, 2025, the Company recognized $1.4 million as research and development expense in the Company’s condensed consolidated statements of operations related to Eilean AU research and development.

On February 20, 2025, the Company’s wholly-owned subsidiary, Lomond AU entered into an Intellectual Property assignment agreement (the “Assignment Agreement”) with Eilean AU. Under the terms of the Assignment Agreement, Eilean AU agreed to sell, assign, and transfer to Lomond AU, certain rights, title, and interest in patents, trademarks, and copyrights related to lomonitinib, lonitoclax, and other pan-FLT3/IRAK4 inhibitors or BCL-2 inhibitors. In exchange for the rights, title, and interest, Lomond AU agreed to pay a one-time assignment fee to Eilean AU of $0.5 million, which the company recognized as research and development expense within the condensed consolidated statements of operations for the three months ended March 31, 2025. The company recorded $0.5 million as accrued expenses and other current liabilities in the condensed consolidated balance sheets related to the Assignment Agreements as of March 31, 2025.

Administrative arrangements with related parties

In March 2020, Legacy Lomond entered into an administrative services agreement with Eil Therapeutics, Inc. (“Eil”). Pursuant to such administrative services agreement, Eil agreed to provide the Company, directly or indirectly through its contractors, administrative support services and access to staff’s management experience and knowledge. Such services included general management and operations, including financial and accounting services, insurance program marketing and administration and various tax-related services. Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, is also President and Chief Executive Officer of Eil. The administrative services agreement with Eil was terminated in October 2024.

In connection with such termination, during 2024, Legacy Lomond entered into a services agreement with Abet Solutions (“Abet”), pursuant to which Abet provides the Company administrative support services and access to staff’s management experience and knowledge. Such services included general management and operations, including financial and accounting services, insurance program marketing and administration and various tax-related services. Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, has a direct material interest in Abet. During the three months ended March 31, 2025, the Company recognized $0.4 million as research and development expense and $20,000 as general and administrative expense in the Company’s condensed consolidated statements of operations relating to Abet services. The Company recorded $0.2 million as accounts payable in the condensed consolidated balance sheets as of March 31, 2025 relating to Abet services.

Related party notes payable

In October 2024, Legacy Lomond entered into license agreements with both of Eil (the “Eil License Agreement”) and Bala Therapeutics, Inc. (“Bala”) (the “Bala License Agreement”). Pursuant to the Eil License Agreement and Bala License Agreement, the Company obtained exclusive, perpetual, worldwide licensing rights for the development and future ownership of (i) a BCL-2, inhibitor for the treatment of AML and CLL from Eil, and (ii) an early-stage menin inhibitor for the treatment of AML from Bala.

The Eil License Agreement and Bala License Agreement became effective in October 2024 when Legacy Lomond issued promissory notes to Eil and Bala, respectively. The principal amount of the promissory notes with Eil and Bala are $1.7 million and $1.2 million, respectively. Each such promissory note bears interest at a rate of 7% per annum, compounded annually, and matures on October 17, 2026. Each such promissory note may be prepaid without penalty. In addition, the two promissory notes each provide for customary events of default. The Company recognized $0.1 million as interest expense in the Company’s condensed consolidated statements of operations relating to the promissory notes with Eil and Bala during the three months ended March 31, 2025.

Upon the payment in full of the applicable promissory note, Eil and Bala have each agreed to transfer to the Company all of the intellectual property rights covered by the license agreements, as the case may be.

The license rights are sublicensable at the option of the Company. Under such license agreements, the Company, but not Eil or Bala, as the case may be, has the right to terminate the applicable license agreement for convenience upon 30 days’ written notice. If the Company, or Eil or Bala, as the case may be, materially breaches the applicable license agreement, and such breach is not cured within 90 days after the receipt of notice of such breach, then the non-defaulting party may terminate such license agreement. In addition, upon the occurrence of an event of default under the applicable promissory note, the license agreement shall be terminated.

Promissory Note Receivable

In September 2024, Legacy Lomond entered into a promissory note with Eilean, which allows Eilean to borrow an aggregate principal amount of up to $7.5 million from Legacy Lomond. The Company recognized $0.1 million as interest income in the condensed consolidated statements of operations relating to the promissory note with Eilean during the three months ended March 31, 2025. Refer to Note 5 for additional information.

Compensation

In November 2024, the Company entered into consulting agreements with Dr. Iain Dukes, to serve as Chief Executive Officer and Chairman of the Company, and Dr. Nikolay Savchuk, to serve as Chief Operating Officer and President of the Company. Each is eligible to receive consulting fees at an annual rate of $400,000 and both are eligible to receive an annual incentive payment equal to up to 50% of such annual consulting fees, subject to the achievement of applicable performance metrics as determined by the Company’s board of directors. During the three months ended March 31, 2025, the Company recognized $0.2 million as general and administrative expense and $0.2 million as research and development expense in the Company’s condensed consolidated statements of operations related to these consulting agreements.

The Company’s Chief Executive Officer and Chairman, and President and Chief Operating Officer (“officer consultants”) allocate approximately 30% (“the allocated percentage”) of their time to the Company. The Company recognizes the allocated percentage of share-based compensation for units in Eilean issued to its officer consultants in its consolidated statements of operations. During the three months ended March 31, 2025 and 2024, the Company recognized share-based compensation related to Eilean units of $4,336 and $7,813, respectively, as research and development expense and $12,608 and $12,608, respectively, as general and administrative expense in the condensed consolidated statements of operations.

Director Expenses

As of March 31, 2025 and December 31, 2024, the Company recorded $0.1 million in accounts payable related to reimbursable out of pocket expenses incurred in 2024 to its Directors in the condensed consolidated balance sheets.

8.	Related Party Transactions

Research and development arrangements with related parties

In March 2020, Legacy Lomond entered into a Master Research and Development Agreement with ChemDiv, Inc. (“ChemDiv”), pursuant to which ChemDiv provides services related to preclinical drug discovery to the Company. Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, is a stockholder of ChemDiv and a member of its board of directors. During the years ended December 31, 2024 and 2023, the Company recognized $0.3 million and $5.8 million, respectively, as research and development expense in the consolidated statements of operations related to ChemDiv services. As of December 31, 2023, the Company recorded $0.9 million as accrued expense relating to ChemDiv services in the consolidated balance sheets.

In January 2023, Legacy Lomond entered into a master services agreement with Eilean Therapeutics AU Pty Ltd (“Eilean AU”), a CRO and a subsidiary of its Former Parent, pursuant to which Eilean AU provides clinical trial-related service and data and research services. During the years ended December 31, 2024 and 2023, the Company recognized $8.2 million and $3.0 million, respectively, as research and development expense in the Company’s consolidated statements of operations related to Eilean AU research and development.

During July 2024, Legacy Lomond entered into a master research and development agreement with Expert Systems, Inc. (“Expert Systems”) pursuant to which Expert Systems provides the use of its proprietary AI/ML platform. The son of Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, has a direct interest in Expert Systems by virtue of his minority share ownership in the company. During the year ended December 31, 2024, the Company recognized $1.3 million as research and development expense in the consolidated statements of operations related to Expert Systems services.

Administrative arrangements with related parties

In March 2020, Legacy Lomond entered into an administrative services agreement with Eil Therapeutics, Inc. (“Eil”). Pursuant to such administrative services agreement, Eil agreed to provide the Company, directly or indirectly through its contractors, administrative support services and access to staff’s management experience and knowledge. Such services included general management and operations, including financial and accounting services, insurance program marketing and administration and various tax-related services. Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, is also President and Chief Executive Officer of Eil. During the year ended December 31, 2023, the Company recognized $1.0 million as research and development expense in the consolidated statements of operations related to Eil services. The administrative services agreement with Eil was terminated in October 2024.

In connection with such termination, during 2024, Legacy Lomond entered into a services agreement with Abet Solutions (“Abet”), pursuant to which Abet provides the Company administrative support services and access to staff’s management experience and knowledge. Such services included general management and operations, including financial and accounting services, insurance program marketing and administration and various tax-related services. Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, has a direct material interest in Abet. During the year ended December 31, 2024, the Company recognized $0.6 million as research and development expense and $0.1 million as general and administrative expense in the Company’s consolidated statements of operations relating to Abet services. The Company recorded $0.2 million as prepaid expenses in the consolidated balance sheets as of December 31, 2024 relating to Abet services.

Related party notes payable

In May and June 2022, Legacy Lomond borrowed an aggregate principal amount of $3.9 million under two promissory note agreements with Dinas Therapeutics, Inc. (“Dinas”) for research and development invoices paid by Dinas on behalf of the Company. Dr. Nikolay Savchuk, President and Chief Operating Officer of the Company, is the Chief Executive Officer of Dinas. The notes were due on the earlier of (i) written demand by Dinas, or (ii) the second anniversary of the note issuances. The notes accrued interest per annum at a rate equal to 5.00%, to be paid at maturity.

In January and December 2023, Legacy Lomond borrowed an aggregate principal amount of $1.3 million under two promissory note agreements with Eil, for payment of services performed on behalf of the Company. The notes were due no later than the second anniversary of the note issuances. The notes accrued interest per annum at a rate of 2.5%, to be paid at maturity.

In December 2023, Eilean assumed the promissory notes outstanding with Dinas and Eil and related accrued interest, which was accounted for as a capital contribution, as further discussed in Note 6.

In October 2024, Legacy Lomond entered into license agreements with both of Eil (the “Eil License Agreement”) and Bala Therapeutics, Inc. (“Bala”) (the “Bala License Agreement”). Pursuant to the Eil License Agreement and Bala License Agreement, the Company obtained exclusive, perpetual, worldwide licensing rights for the development and future ownership of (i) a BCL-2, inhibitor for the treatment of AML and CLL from Eil, and (ii) an early-stage menin inhibitor for the treatment of AML from Bala.

The Eil License Agreement and Bala License Agreement became effective in October 2024 when Legacy Lomond issued promissory notes to Eil and Bala, respectively. The principal amount of the promissory notes with Eil and Bala are $1.7 million and $1.2 million, respectively. Each such promissory note bears interest at a rate of 7% per annum, compounded annually, and matures on October 17, 2026. Each such promissory note may be prepaid without penalty. In addition, the two promissory notes each provide for customary events of default. Interest expense recorded in the Company’s consolidated statements of operations relating to the promissory notes with Eil and Bala during the year ended December 31, 2024 was de minimis.

Upon the payment in full of the applicable promissory note, Eil and Bala have each agreed to transfer to the Company all of the intellectual property rights covered by the license agreements, as the case may be.

The license rights are sublicensable at the option of the Company. Under such license agreements, the Company, but not Eil or Bala, as the case may be, has the right to terminate the applicable license agreement for convenience upon 30 days’ written notice. If the Company, or Eil or Bala, as the case may be, materially breaches the applicable license agreement, and such breach is not cured within 90 days after the receipt of notice of such breach, then the non-defaulting party may terminate such license agreement. In addition, upon the occurrence of an event of default under the applicable promissory note, the license agreement shall be terminated.

Promissory Note Receivable

In September 2024, Legacy Lomond entered into a promissory note with Eilean, which allows Eilean to borrow an aggregate principal amount of up to $7.5 million from Legacy Lomond. Refer to Note 6 for additional information.

Director Expenses

During the year ended December 31, 2024, the Company reimbursed its Directors for certain out of pocket expenses of $0.2 million, which the Company recognized as general and administrative expense in the consolidated statements of operations. As of December 31, 2024, the Company recorded $0.1 million in accounts payable related to reimbursable expenses to its Directors in the consolidated balance sheets.